CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	6 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of parent company balance sheets

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
ASSETS
Cash	¥58,938,178	¥33,802,073	$4,833,632
Short-term investments	3,599,211	—	—
Due from intercompany*	467,888,857	456,757,725	65,315,486
Other current assets	101,882,614	99,584,193	14,240,350
Total Current Assets	632,308,860	590,143,991	84,389,468

Investment in subsidiaries and VIEs	(162,651,169)	(124,488,443)	(17,801,611)
Total Assets	¥469,657,691	¥465,655,548	$66,587,857

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other current liabilities	2,229,485	1,278,835	182,871
Warrant liability - current	—	98	14
Total Current Liabilities	2,229,485	1,278,933	182,885

Warrant liability - non-current	688	—	—
Total Liabilities	¥2,230,173	¥1,278,933	$182,885

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 U.S. dollar par value, 500,000,000 shares authorized; 10,627,426 shares and 10,627,426 shares issued and outstanding as of June 30, 2025 and December 31, 2025, respectively**	101,548	101,548	14,521
Class B ordinary shares, $0.0001 U.S. dollar par value, 80,000,000 shares authorized; 20,000,000 shares and 20,000,000 shares issued and outstanding as of June 30, 2025 and December 31, 2025, respectively**	14,038	14,038	2,007
Additional paid-in capital**	692,569,747	698,913,255	99,943,266
Accumulated deficit	(258,751,710)	(264,574,725)	(37,833,682)
Accumulated other comprehensive income	33,493,895	29,922,499	4,278,860
Total Shareholders’ Equity	467,427,518	464,376,615	66,404,972

Total Liabilities and Shareholders’ Equity	¥469,657,691	¥465,655,548	$66,587,857
*	Due from intercompany are eliminated upon consolidation.

Schedule of parent company statements of operations and comprehensive loss

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	¥—	¥—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—

General and administrative expenses	11,962,691	14,659,390	2,096,265
Loss from operations	¥(11,962,691)	¥(14,659,390)	$(2,096,265)

Gain (loss) in fair value changes of warrants liability	(10,327)	584	84
Other income (expenses)	5,846,562	2,974,599	425,362
Equity in earnings of subsidiaries, VIEs and VIEs’ subsidiaries	(14,461,878)	5,861,192	838,139
Net loss	¥(20,588,334)	¥(5,823,015)	$(832,680)

FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs’ subsidiaries	1,207,501	(3,571,396)	(510,703)
Comprehensive loss attributable to the company	¥(19,380,833)	¥(9,394,411)	$(1,343,383)

Schedule of parent company statements of cash flows

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Cash flows from operating activities:
Net loss	¥(20,588,334)	¥(5,823,015)	$(832,680)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain (loss) in fair value changes of warrants liability	10,327	(584)	(84)
Restricted shares issued for management and employees	5,353,151	6,343,508	907,110
Accrued interest income from loans to third parties	(5,381,364)	(2,902,788)	(415,093)
Expensing of deferred financing costs	—	2,529,724	361,746
Equity in earnings of subsidiaries and VIEs	14,461,878	(5,861,192)	(838,139)
Other current assets	78,508	315,171	45,068
Other current liabilities	(1,191,370)	(950,651)	(135,941)
Net cash used in operating activities	(7,257,204)	(6,349,827)	(908,013)

Cash flows from investing activities:
Investment in consolidated entity	—	(20,979,300)	(3,000,000)
Repayments from loans to third parties	—	—	—
Payments made for loans to third parties	(21,897,900)	—	—
Redemption of short - term investments	88,892,092	3,496,550	500,000
Due from intercompany, VIEs and VIEs’ subsidiaries	(1,768,224)	11,131,133	1,591,731
Net cash (used in) generated by investing activities	65,225,968	(6,351,617)	(908,269)

Net cash used in financing activities:
Proceeds from sale of common share, net of issuance costs	(810,082)	—	—
Net cash used in financing activities	(810,082)	—	—

Effect of exchange rate fluctuation on cash	1,297,437	(12,434,661)	(1,778,133)

Net (decrease) increase in cash	58,456,119	(25,136,105)	(3,594,415)

CASH, beginning of period	16,473,018	58,938,178	8,428,047

CASH, end of period	¥74,929,137	¥33,802,073	$4,833,632